IFRSs not yet adopted	12 Months Ended
Dec. 31, 2018
Disclosure Of Ifrss Not Yet Adopted [Abstract]
Disclosure of expected impact of initial application of new standards or interpretations [text block]
4 IFRSs not yet adopted

On
January 13, 2016
, the IASB issued IFRS
16
“Leases” (hereinafter IFRS
16)
, which replaces IAS
17
and related interpretations. In particular, IFRS
16
defines a lease as a contract that conveys to the lessee the right to control the use of an identified asset for a period of time in exchange for consideration. The new IFRS eliminates the classification of leases as either operating leases or finance leases for the preparation of lessees’ financial statements; in particular, for all leases that have a lease term of more than
12
months, it is required:
•
in the balance sheet, to recognise a right-of-use asset, that represents a lessee’s right to use an underlying asset (hereinafter also RoU asset), and a lease liability, that represents the lessee’s obligation to make the contractual lease payments; as allowed by the standard, the right-of-use assets and the lease liabilities are presented separately from other assets and other liabilities;

•
in the profit and loss account, to recognise, within operating costs, the depreciation charges of the right-of-use asset and, within finance expense, the interest expense on the lease liability, if not capitalised, rather than recognising the operating lease payments within the operating expense under IAS 17, effective until year 2018. The depreciation charges of the right-of-use asset and the interest expense on the lease liability directly attributable to the construction of an asset are capitalised as part of the cost of such asset and subsequently recognised in the profit and loss account through depreciation, impairments or write-off, mainly in the case of exploration assets. Moreover the profit and loss account will include: (i) the lease expenses relating to short-term leases or leases of low-value assets, as allowed under the simplified approach provided for by IFRS 16; and (ii) the variable lease payments that are not included in the measurement of the lease liability (e.g., payments based on the use of the underlying asset);

•
in the statement of cash flows, to recognise cash payments for the principal portion of the lease liability within the net cash used in financing activities and interest expenses within the net cash provided by operating activities, if they are recognised in the profit and loss account, or within the net cash used in investing activities if they are capitalised as referred to leased assets that are used for the construction of other assets. Consequently, compared with the requirements of IAS 17 no longer not capitalised, but will only include the cash payments for the interest portion of the lease liability, that are not
capitalised
26
; (b)
an improvement of the net cash used in investing activities, which will no longer include capitalised operating lease payments for property, plant and equipment and intangible assets, but will only include cash payments for the capitalised interest portion of the lease liability and (c) a worsening in the net cash used in financing activities, which will include cash payments for the principal portion of the lease liability.

Conversely, a lessor continues to classify its leases as either operating leases or finance leases. IFRS
16
enhances disclosures both for lessees and for lessors. IFRS
16
shall be applied for annual reporting periods beginning on or after
January 1, 2019
.

In
2018
, the Group completed the analytical activities aimed to identify the areas affected by the adoption of the new requirements, update the processes and systems and assess the expected impacts on the Consolidated Financial Statements.

The adoption of the new requirements affects most of the Group companies; in terms of amounts and/or volumes, the main cases are the following: (i) in the Exploration & Production segment, contracts for the lease of drilling rigs and floating production storage and offloading vessels (the so-called FPSOs); (ii) in the Refining & Marketing and Chemical segment, highway concessions, leases of lands, service stations for the sale of oil products, as well as car fleet dedicated to the car sharing business (Enjoy); (iii) in the Gas & Power segment, leases of vessels used for shipping activities and gas distribution facilities, as well as tolling contracts; (iv) for corporate activities, leases of property.

In the Exploration & Production segment, the activities are often carried out through unincorporated joint operations, managed by one of the partners (the operator), which has the responsibility to carry out the operations and the approved work programmes. The operator usually enters into a contract (including lease contracts), as the sole signatory, for the activities of the unincorporated joint operation. Accordingly, the operator manages the leases, makes lease payments to the lessor and recharges the costs to the other partners (the so-called followers) proportionally. On this regard, the indications of the IFRS Interpretations Committee hereinafter also the (IFRIC) issued in
September 2018
applies. In particular, the IFRIC indicated that, in the case of unincorporated joint operations, the operator recognises the entire lease liability, as, by signing the contract, it has primary responsibility for the liability towards the third-party supplier. Therefore if based on the contractual provisions and any other relevant facts and circumstances, Eni has primary responsibility, it shall recognise in the balance sheet: (i) the entire lease liability and (ii) the entire RoU asset, unless there is a sublease with the followers. On the other hand, if the lease contract is signed by all the partners, Eni shall recognise its share of the RoU asset and in the balance sheet based on its working interest. If Eni does not have primary responsibility for the lease liability, it does not recognise any asset or lease liability related to the lease contract. The followers’ share of the RoU asset, recognised by the operator, will be recovered according to the joint operation’s arrangements by billing the project costs attributable to the followers and collecting the related cash calls. Costs recovered from the followers are recognised as “Other income and revenues” in the profit and loss account and as net cash provided by operating activities in the statement of cash flows. The IFRIC indications have been confirmed at its
March 2019
meeting.

(26)
The net cash provided by operating activities will include also: (i) the short-term lease payments and payments for leases of low-value assets; and (ii) variable lease payments not included in the measurement of the lease liability.

The complexity of the contracts, as well as their multiannual duration, has required a complex judgement by management to determine the assumptions to be applied in order to estimate the expected impacts deriving from the adoption of the new requirements. In particular, the main assumptions were the following ones:

•
for lease contracts related to assets used in the oil-&-gas operations (mainly drilling rigs and FPSOs) set out as operator of the oil-&-gas activities, the recognition of
100
% of the lease liability and the right-of-use asset in line with the indications provided by the IFRIC. When the lease contracts are set out by companies, other than subsidiaries, that act as operators on behalf of the other participating companies (the so-called operating companies), consistently with the provision to recover from the followers the costs related to the oil-&-gas activities, the participating companies recognise their shares of the right-of-use assets and the lease liabilities based on their working interest, considering any available information on the expected use of the underlying assets;

•
the separation of non-lease components, also on the basis of in-depth analyses performed with external experts, with reference to the main contracts related to the upstream activities (drilling rigs) which provide for single payments relating to both lease and non-lease components;

•	the assessment of extension or termination options in order to determine the lease term;
•
the identification of variable lease payments and their characteristics in order to establish whether or not
(27)
 they shall be included in the measurement of the lease liability and the right-of-use asset;

•
the discount rate used to measure the lease liability that is the lessee’s incremental borrowing rate. This rate have been defined considering the lease term of the lease contracts, the currencies and the characteristics of the lessees’ economic environment, defined on the basis of the country risk premium assigned to each country where Eni operates.

On initial application, Eni elects to apply the following practical expedients allowed by the accounting standard:
•
possibility to adopt the modified retrospective approach, by recognising the cumulative effect of initially applying the new standard as an adjustment to the opening balance at January 1, 2019, without restating the comparative information;

•
possibility not to reassess each contract existing at January 1, 2019, by applying IFRS 16 to all contracts previously identified as leases (under IAS 17 and IFRIC 4), while not applying IFRS 16 the to contracts that were not previously identified as leases;

•
for contracts previously classified as operating leases, possibility to measure the right-of-use asset at an amount equal to the lease liability, adjusted, if necessary, by any prepaid amounts already recognised in the balance sheet;

•
as an alternative to performing an impairment review, possibility to adjust the right-of-use assets, existing at January 1, 2019, by the amount of any provision for onerous lease contracts recognised at December 31, 2018;

•	upon transition, election not to consider leases for which the lease term ends within 12 months of January 1, 2019 as short-term leases.

Based on the available information, the adoption of IFRS
16
results in the recognition of right-of-use assets for €
5.7
billion and lease liabilities for €
5.8
billion; the estimated amount of the lease liabilities includes the payables for lease fees outstanding at
January 1, 2019
, previously classified as trade payables. The estimated impacts of the initial adoption of IFRS
16
might be subject to change due to any evolution in the interpretations deriving, among others, from further IFRIC indications, as well as due to the development of the data process upon initial adoption of the standard in the
2019
financial reports. Moreover, the estimated amount of the lease liabilities includes the share of the lease liabilities corresponding to the followers’ working interest for €
2.0
billion, while the Eni working interest for €
3.8
 billion.

(27)
Under IFRS 16, variable lease payments linked to future sales or use of an underlying asset are recognised in the profit and loss account and so they are not included in the measurement of the lease liability/right-of-use asset.

Based on of the currently available information, a reconciliation between the amount of future minimum lease payments under non-cancellable operating leases at
December 31, 2018
and the opening balance of the lease liability at
January 1, 2019
is provided below:

(€ billion)
Future minimum lease payments under non-cancellable operating leases at December 31, 2018	4.0
- Recognition of the shares of leases related to followers	2.0
- Effect of discounting	(1.5)
- Extension options	1.2
- Other changes	0.1
Lease liability at January 1, 2019	5.8

On
May 18, 2017
, the IASB issued IFRS
17
“Insurance Contracts” (hereinafter IFRS
17)
, which sets out the accounting for the insurance contracts issued and the reinsurance contracts held. IFRS
17
, which replaces IFRS
4
“Insurance Contracts”, shall be applied for annual reporting periods beginning on or after
January 1, 2021
.

On
June 7, 2017
, the IASB issued IFRIC
23
“Uncertainty over Income Tax Treatments” (hereinafter IFRIC
23)
, which clarifies the accounting for (current and/or deferred) tax assets and liabilities when there is uncertainty over income tax treatments. IFRIC
23
shall be applied for annual reporting periods beginning on or after
January 1, 2019
.

On
October 12, 2017
, the IASB issued the amendments to IAS
28
“Long-term Interests in Associates and Joint Ventures” (hereinafter the amendments to IAS
28)
, which clarify that entities account for long-term interests in an associate or joint venture, that, in substance, form part of the entity’s net investment in the investee and for which settlement is neither planned nor likely to occur in the foreseeable future, using the provisions of IFRS
9
, including those related to impairment. The amendments to IAS
28
shall be applied for annual reporting periods beginning on or after
January 1, 2019
.

On
February 7, 2018
, the IASB issued the amendments to IAS
19
“Plan Amendment, Curtailment or Settlement” (hereinafter the amendments to IAS
19)
, which require to use updated actuarial assumptions to determine current service cost and net interest, when an amendment, curtailment or settlement to an existing defined benefit pension plan takes place, for the remainder reporting period after the change of the plan. The amendments to IAS
19
shall be applied for annual reporting periods beginning on or after
January 1, 2019
.

On
March 29, 2018
, the IASB issued the document “Amendments to References to the Conceptual Framework in IFRS Standards”, which includes, basically, technical and editorial changes to existing IFRS standards in order to update references in those standards to previous versions of the IFRS Framework with the new Conceptual Framework for Financial Reporting, issued by the IASB on the same date. The amendments to the standards shall be applied for annual reporting periods beginning on or after
January 1, 2020
.

On
October 22, 2018
, the IASB issued the amendments to IFRS
3
“Business Combinations” (hereinafter the amendments to IFRS
3)
, which clarify the definition of a business. The amendments to IFRS
3
shall be applied for annual reporting periods beginning on or after
January 1, 2020
.

On
October 31, 2018
, the IASB issued the amendments to IAS
1
and IAS
8
“Definition of Material” (hereinafter the amendments to IAS
1
and IAS
8)
, which clarify, and align across all IFRS Standards and other publications, the definition of material to help companies make better materiality judgements. In particular, information is material if omitting, misstating or obscuring it could be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments to IAS
1
and IAS
8
shall be applied for annual reporting periods beginning on or after
January 1, 2020
.

On
December 12, 2017
, the IASB issued the document “Annual Improvements to IFRS Standards
2015
-
2017
Cycle”, which includes, basically, technical and editorial changes to existing standards. The amendments to the standards shall be applied for annual reporting periods beginning on or after
January 1, 2019
.

Eni is currently reviewing the IFRSs not yet adopted in order to determine the likely impact on the Consolidated Financial Statements.